ACQUISITIONS - Biotherm (Details) $ in Millions		1 Months Ended
	Dec. 28, 2017 USD ($) company	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
TerraForm Global
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)	$ 56
Number of companies included in acquisition | company	3
Consideration transferred, acquisition-date fair value			$ 657
Biotherm
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)		$ 71
Consideration transferred, acquisition-date fair value		71
Total cash consideration transferred		12
Contingent liabilities recognised as of acquisition date		3
Acquisition costs (less than)		$ 1
Bottom of range | TerraForm Global
Disclosure of detailed information about business combination [line items]
Acquisition of controlling interests, percent	0.65
Top of range | TerraForm Global
Disclosure of detailed information about business combination [line items]
Acquisition of controlling interests, percent	0.70